Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedules of Concentration of Risk by Risk Factor

The following table summarizes certain financial data for the customers who accounted for 10.0% or more of sales and accounts receivable.

	Year ended December 31,
Revenue	2020	2019
Customer A	—%	19.7%
Customer B	0.2%	17.9%
Customer C	30.2%	9.1%

Accounts Receivable	December 31, 2020	December 31, 2019
Customer A	—%	20.8%

Obalon’s largest customer for the year ended December 31, 2020 was its Middle East distributor in Kuwait, and for the year ended December 31, 2019 the largest customer was a U.S. physician.

Estimated Useful Lives of Property, Plant and Equipment

The useful lives of the property and equipment are as follows:

Computer hardware	3 years
Computer software	3 years
Leasehold improvements	Shorter of lease term or useful life
Furniture and fixtures	5 years
Scientific equipment	5 years